                                  FORM N-SAR
                                ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:    12/31/00   (b)

Is this a transition report?:(Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N)    N
                                                   ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: VARIABLE ACCOUNT A OF MONARCH LIFE INSURANCE
                       COMPANY
   B. File Number:  811-3089
   C. Telephone Number: (413) 784-6196

2. A. Street: ONE MONARCH PLACE
   B. City: Springfield  C. State: MA  D. Zip Code: 01133    Zip Ext.
   E. Foreign Country:             Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                  ---

4. Is this the last filing on this form by Registrant? (Y/N)       N
                                                                  ---

5. Is Registrant a small business investment company (SBIC)? (Y/N)
   [If answer is "Y" (Yes) complete only items 89 through 110.]    N
                                                                  ---

6. Is Registrant a unit investment trust (UIT)? (Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]   Y
                                                                  ---

7. A. Is Registrant a series or multiple portfolio company? (Y/N)  N
                                                                  ---
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have
      at the end of the period?                                   ---

            Re: Variable Account A of Monarch Life Insurance Company
                               File No. 811-3089
                          Annual Report on Form N-SAR


For period ending 12/31/98

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                                 $ 0
                                                                             ---

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current
         period (the value of these units is to be measured on the date
         they were placed in the subsequent series) ($000's omitted)         $
                                                                             ---

125. [/] State the total dollar amount of sales load collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an
         affiliated person of the principal underwriter during the
         current period solely from the sale of units of all series of
         Registrant ($000's omitted)                                         $ 1
                                                                             ---

126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                                    $ 0
                                                                             ---

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of    Total Assets     Total Income
                                     Series         ($000's       Distributions
                                    Investing      omitted)     ($000's omitted)
A. U.S. Treasury direct issue        ________      $________        $________

B. U.S. Government agency            ________      $________        $________

C. State and municipal tax-free      ________      $________        $________

D. Public utility debt               ________      $________        $________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent    ________      $________        $________

F. All other corporate intermed.
   & long-term debt                  ________      $________        $________

G. All other corporate
   short-term                        ________      $________        $________

H. Equity securities of brokers
   or dealers or parents of
   brokers or dealers                ________      $________        $________

I. Investment company equity
   securities                        ________      $________        $________

J. All other equity securities          1          $ 212,652        $
                                     ________       ________         ________
                                        1          $   4,723
K. Other securities                  ________       ________        $________

L. Total assets of all series
   of registrant                        1          $ 217,375        $
                                     ________       ________         ________

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For period ending: 12/31/2000

File number 811-3089

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N)                     ___
                                                          Y/N
         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                 ___
                                                          Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees? (Y/N)      ___
                                                          Y/N

131. [/] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)       $1,878
                                                         ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

For fiscal year ending 12/31/00
File number 811-3809

113.  A.  [/] Trustee Name:
      B.  [/] City:             State:      Zip Code:      Zip Ext.:
          [/] Foreign Country:               Foreign Postal Code:

113.  A.  [/] Trustee Name:
      B.  [/] City:             State:      Zip Code:      Zip Ext.:
          [/] Foreign Country:               Foreign Postal Code:

114.  A.  [/] Principal Underwriter Name:
      B.  [/] File Number:
      C.  [/] City:             State:      Zip Code:      Zip Ext.:
          [/] Foreign Country:               Foreign Postal Code:

114.  A.  [/] Principal Underwriter Name:
      B.  [/] File Number:
      C.  [/] City:             State:      Zip Code:      Zip Ext.:
          [/] Foreign Country:               Foreign Postal Code:

115.  A.  [/] Independent Public Accountant Name:
      B.  [/] City:             State:      Zip Code:      Zip Ext.:
          [/] Foreign Country:               Foreign Postal Code:

115.  A.  [/] Independent Public Accountant Name:
      B.  [/] City:             State:      Zip Code:      Zip Ext.:
          [/] Foreign Country:               Foreign Postal Code: